Rule 497(e)

File Nos. 333-203627; 811-23050

GREAT-WEST SECUREFOUNDATION® II Variable Annuity

Individual Flexible Premium Variable Deferred Annuity Contract

Issued by

Variable Annuity-8 Series Account

of

Empower Annuity Insurance Company of America

(formerly known as Great-West Life & Annuity Insurance Company)

Supplement dated August 4, 2022

to the Prospectus dated May 2, 2022

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information (SAI), each dated May 2, 2022.

1)	Company Name Changes

Effective August 1, 2022, the following companies have changed their names and all references to the current names in the Prospectus and SAI, as applicable, are hereby replaced with the new names:

Current Company Name	New Company Name
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America
GWFS Equities, Inc.	Empower Financial Services, Inc.
Great-West Capital Management, LLC	Empower Capital Management, LLC
Great-West Trust Company, LLC	Empower Trust Company, LLC
Great-West Funds, Inc.	Empower Funds, Inc.
GWL&A Financial, Inc.	Empower Holdings, Inc.

2)	Contract Name Change

Effective August 1, 2022, the Contract name was changed and all references to the current Contract name in the Prospectus and SAI, as applicable, are hereby replaced with the new name:

Current Contract Name	New Contract Name
GREAT-WEST SECUREFOUNDATION® II Variable Annuity	EMPOWER SECUREFOUNDATION® II Variable Annuity

3)	Covered Fund Changes

Effective August 1, 2022, the Covered Fund and Adviser changed their names and all references to the current names in the Prospectus are hereby replaced with the new names:

Current Covered Fund Name and Adviser	New Covered Fund Name and Adviser
Great-West SecureFoundation® Balanced Fund Adviser: Great-West Capital Management, LLC	Empower SecureFoundation® Balanced Fund Adviser: Empower Capital Management, LLC

If you have any questions regarding this Supplement, please call Empower Annuity Insurance Company of America toll-free at (800) 537-2033.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and

Statement of Additional Information, each dated May 2, 2022.

Please read this Supplement carefully and retain it for future reference.